UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment |_|; Amendment Number:
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  MARBLE HARBOR INVESTMENT COUNSEL, LLC

   Address:               101 FEDERAL STREET, SUITE 2210
                          BOSTON, MA  02110

   Form 13F File Number:  028-12079


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Paul R. Davis

   Title:                 Managing Member

   Phone:                 617-956-6710

   Signature, Place, and Date of Signing:

     /s/ Paul R. Davis            Boston, MA              08/04/2011
     -----------------          -------------             ----------
        (Signature)             (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                122

Form 13F Information Value Total (thousands):     $257,889


List of Other Included Managers: NONE

Form 13F-HR Information Table

                               Title of                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                   Class            CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                   -----            -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
3M Company                        Common         88579Y101     5569    58723  SH           SOLE                51623            7100
Abbott Laboratories               Common         002824100    11830   224827  SH           SOLE               189727           35100
Aflac Inc                         Common         001055102     2909    62325  SH           SOLE                54525            7800
Air Products & Chemicals Inc      Common         009158106     4389    45926  SH           SOLE                44154            1772
Altria Group Inc                  Common         02209s103      275    10425  SH           SOLE                 8025            2400
American Express                  Common         025816109      408     7900  SH           SOLE                 7900               0
Amgen Inc                         Common         031162100     2136    36610  SH           SOLE                34810            1800
Anadarko Petroleum Corp           Common         032511107      242     3164  SH           SOLE                 3164               0
Annaly Capital Management Inc     Common         035710409      230    12790  SH           SOLE                12790               0
Apache Corp                       Common         037411105     1443    11700  SH           SOLE                 9300            2400
Apple Inc                         Common         037833100      232      693  SH           SOLE                  693               0
Archer-Daniels-Midland Co         Common         039483102      314    10415  SH           SOLE                 5415            5000
AT&T Inc                          Common         00206R102     2021    64351  SH           SOLE                51526           12825
Automatic Data Processing Inc     Common         053015103     8283   157236  SH           SOLE               130946           26290
Bank of America Corp              Common         060505104      133    12224  SH           SOLE                  224           12000
Bank of Hawaii Corp               Common         062540109     3205    68905  SH           SOLE                60255            8650
Bank of New York Mellon Corp      Common         064058100      336    13144  SH           SOLE                13144               0
BBH International                 Common         05528X307      177    12782  SH           SOLE                12782               0
Berkshire Hathaway Inc Cl B       Class B        084670702     1075    13900  SH           SOLE                 9400            4500
Boeing                            Common         097023105      436     5910  SH           SOLE                 3510            2400
BP Plc                            Sponsored ADR  055622104      941    21260  SH           SOLE                16260            5000
Canadian Natural Resources        Common         136385101      280     6700  SH           SOLE                 6700               0
C R Bard Inc                      Common         067383109      340     3100  SH           SOLE                 1300            1800
Chevron Corp                      Common         166764100     2115    20566  SH           SOLE                19958             608
Chubb Corp                        Common         171232101      605     9678  SH           SOLE                 9678               0
Cisco Systems Inc                 Common         17275R102     7672   491497  SH           SOLE               430639           60858
Coca-Cola Co                      Common         191216100     5625    83605  SH           SOLE                64349           19256
Colgate-Palmolove                 Common         194162103      821     9399  SH           SOLE                 9399               0
ConocoPhillips                    Common         20825C104      639     8504  SH           SOLE                 8504               0
Costco Wholesale Corp             Common         22160k105      454     5600  SH           SOLE                 5600               0
Danaher Corp Com                  Common         235851102      606    11450  SH           SOLE                11450               0
Dell Inc                          Common         24702R101      445    26702  SH           SOLE                 9100           17602
Dentsply International Inc Com    Common         249030107      297     7800  SH           SOLE                 7800               0
Diageo PLC                        Sponsored ADR  25243Q205     2064    25219  SH           SOLE                23811            1408
Dolby Laboratories                Common         25659t107     1072    25260  SH           SOLE                25060             200
Dominion Res Inc VA               Common         25746u109      279     5800  SH           SOLE                 5800               0
Duke Energy Holding Corp          Common         26441C105     1683    89380  SH           SOLE                20380           69000
E I Dupont Denemours & Co         Common         263534109     1434    26538  SH           SOLE                26538               0
Ebay Inc                          Common         278642103     2603    80675  SH           SOLE                73575            7100
Ecolab Inc                        Common         278865100     2807    49794  SH           SOLE                41090            8704
Edwards Lifesciences Corp         Common         28176e108     1597    18326  SH           SOLE                18326               0
Eli Lilly & Co                    Common         532457108      277     7400  SH           SOLE                 6500             900
EMC Corp                          Common         268648102     1493    54200  SH           SOLE                54200               0
Emerson Electric                  Common         291011104     2650    47122  SH           SOLE                37022           10100
Encana Corp                       Common         292505104      334    10855  SH           SOLE                10155             700
Exelon Corp                       Common         30161N101      295     6900  SH           SOLE                 6900               0
Expeditors Intl of
  Washington Inc                  Common         302130109     3257    63634  SH           SOLE                59034            4600
Exxon Mobil Corp                  Common         30231G102    17547   215620  SH           SOLE               200310           15310
Fiserv                            Common         337738108     4209    67212  SH           SOLE                51512           15700
General Electric                  Common         369604103     8403   445555  SH           SOLE               379335           66220
Google Inc                        Class A        38259p508      367      726  SH           SOLE                  676              50
Green Mountain Coffee Rstr        Common         393122106      200     2250  SH           SOLE                 2250               0
Healthcare Realty Tr Inc          Common         421946104     2867   138993  SH           SOLE               125793           13200
Hewlett-Packard Co                Common         428236103      656    18032  SH           SOLE                17632             400
Hingham Institutional Savings     Common         433323102      231     4378  SH           SOLE                 2367            2011
Hologic Inc                       Common         436440101      208    10360  SH           SOLE                10360               0
Home Depot                        Common         437076102      291     8050  SH           SOLE                 3800            4250
Huntington Bancshares Inc         Common         446150104      295    45013  SH           SOLE                29614           15399
Idexx Labs Inc                    Common         45168D104     1241    16005  SH           SOLE                13905            2100
Intel Corp                        Common         458140100     1944    87767  SH           SOLE                74007           13760
Intl Business Machines            Common         459200101     2502    14589  SH           SOLE                11289            3300
Iron Mountain Inc                 Common         462846106     7090   207983  SH           SOLE               173955           34028
Ishares Tr                        Barclays
                                   Tips Bd       464287176      276     2500  SH           SOLE                 2500               0
Ishares Tr                        MSCI Emerging
                                   Mkts Idx Fd   464287234      373     7850  SH           SOLE                 7850               0
Johnson & Johnson                 Common         478160104     3803    57183  SH           SOLE                50753            6430
Johnson Controls Inc              Common         478366107     1515    36380  SH           SOLE                30780            5600
JP Morgan Chase & Co              Common         46625H100      877    21423  SH           SOLE                17250            4173
Kimberly-Clark Corp               Common         494368103      803    12078  SH           SOLE                 7778            4300
Kinder Morgan Energy Partner      Ut Ltd
                                   Partner       494550106      264     3650  SH           SOLE                 3650               0
Kraft Foods Inc                   Class A        50075n104      241     6847  SH           SOLE                 4592            2255
Lincoln National Corp Ind         Common         534187109      203     7150  SH           SOLE                 7150               0
Linear Technology Corp            Common         535678106     5531   167510  SH           SOLE               134506           33004

                               Title of                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                   Class            CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                   -----            -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
McDonald's Corp                   Common         580135101     3079    36525  SH           SOLE                34925            1600
Mead Johnson Nutrition            Common         582839106      270     4009  SH           SOLE                 3160             849
Medtronic Inc                     Common         585055106     2909    75525  SH           SOLE                64425           11100
Merck & Co                        Common         589331107     2093    59326  SH           SOLE                54826            4500
Microsoft Corp                    Common         594918104     5409   208061  SH           SOLE               176901           31160
Molex Inc                         Class A        608554200     4646   216300  SH           SOLE               179150           37150
MRV Communications Inc            Common         553477100       16    12000  SH           SOLE                    0           12000
Newmont Mining Corp               Common         651639106      284     5280  SH           SOLE                 5280               0
Northern Trust Corp               Common         665859104     4114    89515  SH           SOLE                79965            9550
Northrop Grumman Corp             Common         666807102      435     6282  SH           SOLE                 6282               0
Novellus Systems Inc              Common         670008101      245     6800  SH           SOLE                 2800            4000
Occidental Petroleum Corp         Common         674599105      235     2265  SH           SOLE                 2265               0
Oneok Inc                         Common         682680103      236     3200  SH           SOLE                 3200               0
O'Reilly Automotive Inc           Common         686091109     3136    47879  SH           SOLE                47879               0
Parker Hannifin Corp              Common         701094104      349     3895  SH           SOLE                 3895               0
Pepsico Inc                       Common         713448108     7627   108293  SH           SOLE               100308            7985
Petroleo Brasileiro SA            Class A        71654v101      220     7190  SH           SOLE                 7190               0
Petsmart Inc                      Common         716768106     2939    64780  SH           SOLE                54280           10500
Pfizer Inc                        Common         717081103     8094   392933  SH           SOLE               346181           46752
Philip Morris Int'l               Common         718172109      595     8920  SH           SOLE                 6520            2400
Praxair Inc                       Common         74005p104     1337    12336  SH           SOLE                12336               0
Procter & Gamble Co               Common         742718109    14272   224520  SH           SOLE               209880           14640
Progressive Corp (Ohio)           Common         743315103     1599    74814  SH           SOLE                50614           24200
Qualcomm Inc                      Common         747525103      717    12640  SH           SOLE                12640               0
Royal Bank of Canada              Common         780087102      392     6874  SH           SOLE                 4506            2368
Royal Dutch Shell PLC             Spons ADR A    780259206      924    12992  SH           SOLE                11542            1450
Schlumberger                      Common         806857108     5970    69103  SH           SOLE                59185            9918
Sigma-Aldrich Corp                Common         826552101     1549    21120  SH           SOLE                15355            5765
Southern Co                       Common         842587107      298     7380  SH           SOLE                 7380               0
Spectra Energy Corp               Common         847560109     1126    41100  SH           SOLE                11100           30000
Staples Inc                       Common         855030102     1749   110750  SH           SOLE               107750            3000
Stericycle Inc                    Common         858912108     3183    35718  SH           SOLE                31018            4700
Stryker Corp                      Common         863667101     1777    30286  SH           SOLE                27186            3100
Swedish ExptT Cr Corp             Rog Ttl
                                   Etn 22        870297801      252    27510  SH           SOLE                27510               0
Target Corp                       Common         87612e106      221     4717  SH           SOLE                 4717               0
Teva Phamaceutical Inds Ltd       Common         881624209     2456    50951  SH           SOLE                50951               0
TE Connectivity Ltd               Common         h84989104      406    11046  SH           SOLE                 5773            5273
Tyco International Ltd            Common         h89128104      586    11863  SH           SOLE                 6590            5273
Unilever NV                       NY Shs New     904784709      505    15400  SH           SOLE                 7900            7500
United Technologies Corp          Common         913017109     2108    23824  SH           SOLE                23824               0
Vanguard Intl Equity              MSCI EMR
  Index Fund                       MKT ETF       922042858     2374    48830  SH           SOLE                47830            1000
Vodafone Group PLC                Spons ADR      92857W209     3224   120672  SH           SOLE               100820           19852
Vornado Realty Trust              Common         929042109      302     3246  SH           SOLE                 2846             400
Wal-Mart Stores Inc               Common         931142103     2712    51050  SH           SOLE                32490           18560
Walgreen Co                       Common         931422109     4128    97228  SH           SOLE                88428            8800
Walt Disney Holding Co            Common         254687106      650    16665  SH           SOLE                16665               0
Wells Fargo & Co                  Common         949746101     3133   111689  SH           SOLE                93929           17760
Western Gas Partners              Common         958254104     2086    58703  SH           SOLE                52403            6300
Wisconsin Energy Corp             Common         976657106      235     7500  SH           SOLE                 3750            3750
Zimmer Holdings Inc               Common         98956P102      422     6687  SH           SOLE                 4835            1852